OTHER LIABILITIES - Movements in the pension benefits (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movements in the pension benefits
At the beginning of the year	$ 446	$ 512
Service cost	36	39
Interest cost	236	182
Actuarial results	(135)	(64)
Uses	(161)	(223)
At the end of the year	422	446
Paid	$ (1)	$ (2)